Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,202,047	$ 1,826,692
Stock-based compensation	2,272,970	1,836,905
Total deferred tax assets	7,475,017	3,663,597
Deferred tax asset valuation allowance	(7,475,017)	(3,663,597)
Net deferred tax asset	$ 0	$ 0